SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies
Schedule of non-controlling interest equity

		As of
	Percentage of ownership of	March 31,	March 31,
Entity	non-controlling interest	2024	2023
Shanghai	45%	$234,941	$371,562
Beijing	45%	771,142	718,038
Qinghai	45%	235,710	155,413
Harbin	45%	463,615	400,996
Zhengzhou	45%	361,825	338,329
Chengdu	45%	260,054	223,358
Guangzhou	45%	279,086	263,581
Changchun	45%	331,372	282,477
Hefei	45%	262,357	237,479
Hangzhou	45%	448,796	456,811
Tianjin	45%	401,220	335,068
Shenzhen	45%	147,123	161,240
Qingdao	45%	95,005	70,669
Kunming	45%	649,401	498,348
Xi'an	45%	260,115	241,971
Shijiazhuang	45%	601,817	455,805
Ningbo	45%	180,341	176,260
Chongqing	45%	166,827	172,238
Changyun (1)	45%	214,686	365,085
Nanjing	45%	—	—
Su Zhou	45%	—	—
Changzhou	45%	—	—
Zibo	45%	—	—
Total non-controlling interest		$6,365,433	$5,924,728

(1)	On March 17, 2023, the shareholders of the Changyun approved a reduction of its registered capital from RMB5.0 million ($699,007) to RMB1.0 million ($139,801), and RMB704,000 ($98,220) of capital contribution was returned to the NCI during the year ended March 31, 2024.

Schedule of expected useful lives of property and equipment, net

Useful Life
Electric equipment	3 years
Machinery and equipment	5 years
Motor vehicles	4 years
Office furniture	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of currency exchange rates that were used

	March 31,	March 31,	March 31,
	2024	2023	2022
Year-end spot rate	US$1=RMB 7.2221	US$1=RMB 6.8680	US$1=RMB 6.3393
Average rate	US$1=RMB 7.1530	US$1=RMB 6.8526	US$1=RMB 6.4180

Schedule of disaggregation of revenues

	For the Years Ended
	March 31,
	2024	2023	2022
Revenue from sales of equipment	$13,627,509	$15,117,845	$18,292,294
Revenue from maintenance services	2,090,109	2,184,692	4,083,042
Revenue from leasing of equipment	1,234,320	1,109,840	1,486,633
Revenue from financing	12,019	12,935	13,362
Total revenue	$16,963,957	$18,425,312	$23,875,331
Timing of revenue recognition
Equipment transferred at a point in time	13,627,509	15,117,845	18,292,294
Services rendered over time	3,336,448	3,307,467	5,583,037
Total revenue	16,963,957	18,425,312	23,875,331